Virtus Seix High Yield Fund
SCHEDULE OF INVESTMENTS (Unaudited)
March 31, 2021
($ reported in thousands)
	Par Value	Value
Corporate Bonds and Notes—92.3%
Communication Services—18.3%
Altice France S.A. 144A 8.125%, 2/1/27(1)	$1,535	$1,683
C&W Senior Financing DAC 144A 7.500%, 10/15/26(1)	1,490	1,578
Cable One, Inc.
144A 1.125%, 3/15/28(1)	259	261
144A 4.000%, 11/15/30(1)	3,051	3,018
Cablevision Lightpath LLC
144A 3.875%, 9/15/27(1)	3,205	3,173
144A 5.625%, 9/15/28(1)	2,040	2,070
CCO Holdings LLC 144A 4.500%, 8/15/30(1)	2,040	2,079
Consolidated Communications, Inc. 144A 6.500%, 10/1/28(1)	2,255	2,436
CSC Holdings LLC
144A 6.500%, 2/1/29(1)	1,260	1,392
144A 4.625%, 12/1/30(1)	2,144	2,109
Diamond Sports Group LLC 144A 5.375%, 8/15/26(1)	4,372	3,148
DISH DBS Corp.
5.875%, 11/15/24	2,584	2,702
7.375%, 7/1/28	3,262	3,422
DISH Network Corp. 3.375%, 8/15/26	1,055	1,014
Entercom Media Corp.
144A 6.500%, 5/1/27(1)(2)	695	718
144A 6.750%, 3/31/29(1)	547	568
Frontier Communications Corp. 144A 5.000%, 5/1/28(1)	1,990	2,027
Gray Television, Inc. 144A 4.750%, 10/15/30(1)	4,058	4,023
GrubHub Holdings, Inc. 144A 5.500%, 7/1/27(1)	3,903	4,059
iHeartCommunications, Inc. 144A 5.250%, 8/15/27(1)	2,153	2,215
LCPR Senior Secured Financing DAC 144A 6.750%, 10/15/27(1)	2,925	3,118
Level 3 Financing, Inc. 5.375%, 5/1/25	755	771
Liberty Interactive LLC 4.000%, 11/15/29	1,250	956
Live Nation Entertainment, Inc.
144A 5.625%, 3/15/26(1)	825	857
144A 3.750%, 1/15/28(1)	1,090	1,075
Lumen Technologies, Inc.
6.750%, 12/1/23	1,850	2,042
144A 4.000%, 2/15/27(1)	3,125	3,192
Nexstar Broadcasting, Inc. 144A 4.750%, 11/1/28(1)	4,569	4,617
Sinclair Television Group, Inc.
144A 5.125%, 2/15/27(1)	1,055	1,030
144A 4.125%, 12/1/30(1)	3,195	3,079
Spanish Broadcasting System, Inc. 144A 9.750%, 3/1/26(1)	830	815
Sprint Communications, Inc. 9.250%, 4/15/22	280	301
Sprint Corp. 7.625%, 2/15/25	1,940	2,313
TEGNA, Inc.
4.625%, 3/15/28	3,575	3,638
5.000%, 9/15/29	435	451
	Par Value	Value
Communication Services—continued
TripAdvisor, Inc. 144A 7.000%, 7/15/25(1)	$1,860	$2,012
		73,962

Consumer Discretionary—17.5%
Academy Ltd. 144A 6.000%, 11/15/27(1)	790	831
Adtalem Global Education, Inc. 144A 5.500%, 3/1/28(1)	2,069	2,043
Bed Bath & Beyond, Inc. 4.915%, 8/1/34	1,265	1,183
Carnival Corp.
144A 11.500%, 4/1/23(1)	2,535	2,906
144A 9.875%, 8/1/27(1)	733	863
Century Communities, Inc.
5.875%, 7/15/25	990	1,025
6.750%, 6/1/27	1,535	1,632
Churchill Downs, Inc. 144A 5.500%, 4/1/27(1)	1,765	1,845
Crocs, Inc. 144A 4.250%, 3/15/29(1)	1,620	1,579
FirstCash, Inc. 144A 4.625%, 9/1/28(1)	1,742	1,777
Ford Motor Co.
9.000%, 4/22/25	2,290	2,773
144A 0.000, 3/15/26(1)	285	288
Ford Motor Credit Co. LLC 5.125%, 6/16/25	3,257	3,518
Hilton Grand Vacations Borrower LLC 6.125%, 12/1/24	825	858
Installed Building Products, Inc. 144A 5.750%, 2/1/28(1)	2,525	2,639
L Brands, Inc.
6.750%, 7/1/36	705	832
144A 9.375%, 7/1/25(1)	710	884
144A 6.625%, 10/1/30(1)	1,095	1,250
Legends Hospitality Holding Co. LLC 144A 5.000%, 2/1/26(1)	972	989
Liberty Interactive LLC 8.250%, 2/1/30	3,570	4,052
Marriott Ownership Resorts, Inc. 4.750%, 1/15/28	4,566	4,612
MGM Resorts International 7.750%, 3/15/22	355	374
Michaels Stores, Inc. 144A 4.750%, 10/1/27(1)	1,010	1,098
New Home Co., Inc. (The) 144A 7.250%, 10/15/25(1)	2,778	2,876
Nordstrom, Inc.
4.000%, 3/15/27	780	800
4.375%, 4/1/30(2)	3,085	3,158
Prime Security Services Borrower LLC
144A 5.250%, 4/15/24(1)	761	812
144A 5.750%, 4/15/26(1)	1,765	1,910
QVC, Inc. 5.450%, 8/15/34	2,775	2,775
Rent-A-Center, Inc. 144A 6.375%, 2/15/29(1)	2,956	3,133
RHP Hotel Properties LP
4.750%, 10/15/27	737	754
144A 4.500%, 2/15/29(1)	1,385	1,390
See Notes to Schedule of Investments

Virtus Seix High Yield Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2021
($ reported in thousands)
	Par Value	Value

Consumer Discretionary—continued
Royal Caribbean Cruises Ltd.
144A 10.875%, 6/1/23(1)	$1,520	$1,748
144A 5.500%, 4/1/28(1)	210	211
Shea Homes LP
144A 4.750%, 2/15/28(1)	2,039	2,076
144A 4.750%, 4/1/29(1)	1,635	1,654
Sonic Automotive, Inc. 6.125%, 3/15/27	1,983	2,062
Travel + Leisure Co.
144A 6.625%, 7/31/26(1)	986	1,119
144A 4.625%, 3/1/30(1)	1,008	1,045
TRI Pointe Group, Inc. 5.875%, 6/15/24	1,030	1,138
Winnebago Industries, Inc. 144A 6.250%, 7/15/28(1)	1,795	1,923
		70,435

Consumer Staples—2.6%
Pilgrim’s Pride Corp. 144A 5.750%, 3/15/25(1)	3,170	3,235
Post Holdings, Inc. 144A 4.500%, 9/15/31(1)	1,258	1,244
Simmons Foods, Inc. 144A 4.625%, 3/1/29(1)	1,000	1,009
Turning Point Brands, Inc. 144A 5.625%, 2/15/26(1)	1,866	1,936
US Foods, Inc. 144A 4.750%, 2/15/29(1)	1,205	1,205
Vector Group Ltd. 144A 5.750%, 2/1/29(1)	1,936	1,997
		10,626

Energy—11.1%
Antero Midstream Partners LP 5.375%, 9/15/24	1,003	1,012
Antero Resources Corp.
5.625%, 6/1/23(2)	843	846
5.000%, 3/1/25	811	812
144A 8.375%, 7/15/26(1)	895	987
California Resources Corp. 144A 7.125%, 2/1/26(1)	1,935	1,969
ChampionX Corp. 6.375%, 5/1/26	1,180	1,236
Chesapeake Energy Corp. 144A 5.500%, 2/1/26(1)	1,219	1,269
Comstock Resources, Inc. 144A 7.500%, 5/15/25(1)	935	970
Endeavor Energy Resources LP 144A 6.625%, 7/15/25(1)	1,840	1,966
Energy Transfer Operating LP 5.800%, 6/15/38	1,345	1,525
EQM Midstream Partners LP
6.500%, 7/15/48	950	948
144A 6.500%, 7/1/27(1)	1,126	1,224
EQT Corp. 8.500%, 2/1/30	870	1,109
Glenn Pool Oil & Gas Trust 6.000%, 8/2/21(3)	20	17
Hilcorp Energy I LP 144A 6.250%, 11/1/28(1)	2,420	2,493
	Par Value	Value

Energy—continued
Magnolia Oil & Gas Operating LLC 144A 6.000%, 8/1/26(1)	$1,877	$1,940
New Fortress Energy, Inc.
144A 6.750%, 9/15/25(1)	2,943	3,024
144A 6.500%, 9/30/26(1)	970	977
Occidental Petroleum Corp.
3.500%, 6/15/25	700	693
5.875%, 9/1/25	1,770	1,892
5.500%, 12/1/25	1,160	1,227
5.550%, 3/15/26	1,330	1,407
7.500%, 5/1/31	350	409
7.875%, 9/15/31	332	390
6.450%, 9/15/36	2,373	2,619
Oceaneering International, Inc. 4.650%, 11/15/24	1,229	1,186
Parkland Corp. 144A 5.875%, 7/15/27(1)	1,515	1,615
Petroleos Mexicanos
6.875%, 8/4/26	1,898	2,032
144A 6.875%, 10/16/25(1)	835	904
Rockies Express Pipeline LLC
144A 4.950%, 7/15/29(1)	1,665	1,700
144A 7.500%, 7/15/38(1)	355	396
Transocean Phoenix 2 Ltd. 144A 7.750%, 10/15/24(1)	693	672
Transocean Proteus Ltd. 144A 6.250%, 12/1/24(1)	789	750
USA Compression Partners LP 6.875%, 4/1/26	1,194	1,225
Western Midstream Operating LP 6.500%, 2/1/50	1,070	1,157
		44,598

Financials—15.5%
Altice Financing S.A. 144A 5.000%, 1/15/28(1)	4,450	4,394
Ardagh Packaging Finance plc 144A 5.250%, 4/30/25(1)	1,530	1,608
Cimpress plc 144A 7.000%, 6/15/26(1)	5,130	5,416
Compass Group Diversified Holdings LLC 144A 5.250%, 4/15/29(1)	2,015	2,113
Credit Acceptance Corp. 144A 5.125%, 12/31/24(1)	1,010	1,030
Dell International LLC 144A 8.350%, 7/15/46(1)	1,320	2,008
Ford Motor Credit Co. LLC 5.584%, 3/18/24	525	567
Freedom Mortgage Corp.
144A 8.250%, 4/15/25(1)	398	414
144A 7.625%, 5/1/26(1)	1,165	1,220
Genworth Mortgage Holdings, Inc. 144A 6.500%, 8/15/25(1)	1,113	1,203
Hilcorp Energy I LP 144A 5.750%, 10/1/25(1)	780	782
ICAHN Enterprises LP 144A 4.375%, 2/1/29(1)	1,945	1,901
ILFC E-Capital Trust I (3 month LIBOR + 1.550%) 144A 4.000%, 12/21/65(1)(4)	1,390	1,126
LCPR Senior Secured Financing DAC 144A 5.125%, 7/15/29(1)	1,035	1,053

See Notes to Schedule of Investments

Virtus Seix High Yield Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2021
($ reported in thousands)
	Par Value	Value

Financials—continued
LD Holdings Group LLC 144A 6.125%, 4/1/28(1)	$2,393	$2,423
Markel Corp. 6.000% (5)	3,215	3,496
MGIC Investment Corp. 5.250%, 8/15/28	3,333	3,462
Nationstar Mortgage Holdings, Inc.
144A 6.000%, 1/15/27(1)	3,665	3,802
144A 5.500%, 8/15/28(1)	805	808
New Residential Investment Corp. 144A 6.250%, 10/15/25(1)	4,293	4,309
OneMain Finance Corp. 6.875%, 3/15/25	2,832	3,221
PennyMac Financial Services, Inc.
144A 5.375%, 10/15/25(1)	1,151	1,193
144A 4.250%, 2/15/29(1)	1,803	1,724
Quicken Loans LLC 144A 3.625%, 3/1/29(1)	2,515	2,421
Radian Group, Inc.
4.500%, 10/1/24	1,078	1,122
4.875%, 3/15/27	2,168	2,282
Societe Generale SA 144A 5.375% (1)(5)	1,785	1,836
Transocean Pontus Ltd. 144A 6.125%, 8/1/25(1)	806	762
UBS Group AG 144A 4.375% (1)(5)	1,030	1,016
United Wholesale Mortgage LLC 144A 5.500%, 4/15/29(1)	2,350	2,350
Windstream Escrow LLC 144A 7.750%, 8/15/28(1)	1,240	1,263
		62,325

Health Care—7.5%
Bausch Health Cos., Inc. 144A 7.000%, 3/15/24(1)	810	829
Charles River Laboratories International, Inc. 144A 3.750%, 3/15/29(1)	2,023	2,026
DaVita, Inc.
144A 4.625%, 6/1/30(1)	1,415	1,442
144A 3.750%, 2/15/31(1)	3,755	3,581
Emergent BioSolutions, Inc. 144A 3.875%, 8/15/28(1)	2,505	2,449
Encompass Health Corp. 4.750%, 2/1/30	970	998
Endo Luxembourg Finance Co. I S.a.r.l. 144A 6.125%, 4/1/29(1)	1,315	1,327
HCA, Inc. 5.875%, 5/1/23	1,300	1,415
Molina Healthcare, Inc. 144A 4.375%, 6/15/28(1)	2,000	2,058
Owens & Minor, Inc. 144A 4.500%, 3/31/29(1)	1,590	1,598
Par Pharmaceutical, Inc. 144A 7.500%, 4/1/27(1)	1,801	1,910
Syneos Health, Inc. 144A 3.625%, 1/15/29(1)	4,351	4,231
Teva Pharmaceutical Finance Netherlands III B.V.
6.000%, 4/15/24	945	1,006
3.150%, 10/1/26	2,190	2,094
6.750%, 3/1/28(2)	2,055	2,309
	Par Value	Value

Health Care—continued
Varex Imaging Corp. 144A 7.875%, 10/15/27(1)	$760	$845
		30,118

Industrials—6.4%
AECOM 5.875%, 10/15/24	1,405	1,579
American Airlines, Inc.
144A 11.750%, 7/15/25(1)	873	1,080
144A 5.500%, 4/20/26(1)	1,660	1,728
144A 5.750%, 4/20/29(1)	433	461
Arcosa, Inc. 144A 4.375%, 4/15/29(1)	975	975
Brundage-Bone Concrete Pumping Holdings, Inc. 144A 6.000%, 2/1/26(1)	2,033	2,119
BWX Technologies, Inc. 144A 4.125%, 4/15/29(1)	205	208
Danaos Corp. 144A 8.500%, 3/1/28(1)	775	828
Double Eagle III Midco 1 LLC 144A 7.750%, 12/15/25(1)	1,639	1,750
Dycom Industries, Inc. 144A 4.500%, 4/15/29(1)	210	210
Fluor Corp.
3.500%, 12/15/24	23	24
4.250%, 9/15/28	2,020	2,043
Griffon Corp. 5.750%, 3/1/28	942	1,002
HC2 Holdings, Inc. 144A 8.500%, 2/1/26(1)	1,000	991
Manitowoc Co., Inc. (The) 144A 9.000%, 4/1/26(1)	720	777
Rolls-Royce plc
144A 3.625%, 10/14/25(1)	1,040	1,044
144A 5.750%, 10/15/27(1)	940	1,000
Spirit Loyalty Cayman Ltd. 144A 8.000%, 9/20/25(1)	990	1,119
Terex Corp. 144A 5.000%, 5/15/29(1)	420	435
TransDigm, Inc.
144A 4.625%, 1/15/29(1)	985	971
5.500%, 11/15/27	825	854
TriMas Corp. 144A 4.125%, 4/15/29(1)	415	415
Univar Solutions USA, Inc. 144A 5.125%, 12/1/27(1)	1,284	1,336
US Acute Care Solutions LLC 144A 6.375%, 3/1/26(1)	1,195	1,240
Wabash National Corp. 144A 5.500%, 10/1/25(1)	670	685
XPO Logistics, Inc. 144A 6.750%, 8/15/24(1)	970	1,017
		25,891

Information Technology—6.6%
Alliance Data Systems Corp.
144A 4.750%, 12/15/24(1)	4,070	4,177
144A 7.000%, 1/15/26(1)	2,575	2,756
Dell International LLC
144A 7.125%, 6/15/24(1)	2,045	2,105
144A 8.100%, 7/15/36(1)	680	996

See Notes to Schedule of Investments

Virtus Seix High Yield Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2021
($ reported in thousands)
	Par Value	Value

Information Technology—continued
LD Holdings Group LLC 144A 6.500%, 11/1/25(1)	$390	$408
NCR Corp.
144A 5.000%, 10/1/28(1)	1,484	1,499
144A 5.125%, 4/15/29(1)	2,085	2,100
Plantronics, Inc.
144A 5.500%, 5/31/23(1)	870	874
144A 4.750%, 3/1/29(1)	215	211
Sabre GLBL, Inc. 144A 9.250%, 4/15/25(1)	716	854
Science Applications International Corp. 144A 4.875%, 4/1/28(1)	1,504	1,555
Seagate HDD Cayman 144A 4.125%, 1/15/31(1)	487	494
Sensata Technologies BV 144A 4.000%, 4/15/29(1)	1,220	1,242
SS&C Technologies, Inc. 144A 5.500%, 9/30/27(1)	1,475	1,571
Synaptics, Inc. 144A 4.000%, 6/15/29(1)	1,076	1,068
Unisys Corp. 144A 6.875%, 11/1/27(1)	850	931
Viasat, Inc.
144A 5.625%, 9/15/25(1)	1,721	1,749
144A 6.500%, 7/15/28(1)	1,655	1,743
WESCO Distribution, Inc. 144A 7.125%, 6/15/25(1)	161	176
		26,509

Materials—2.9%
Cleveland-Cliffs, Inc. 144A 4.625%, 3/1/29(1)	819	818
HB Fuller Co. 4.250%, 10/15/28	1,710	1,737
Hudbay Minerals, Inc. 144A 4.500%, 4/1/26(1)	285	296
Schweitzer-Mauduit International, Inc. 144A 6.875%, 10/1/26(1)	1,291	1,368
Sealed Air Corp.
144A 5.500%, 9/15/25(1)	720	788
144A 6.875%, 7/15/33(1)	400	492
Summit Materials LLC
144A 5.125%, 6/1/25(1)	1,000	1,015
144A 6.500%, 3/15/27(1)	660	694
144A 5.250%, 1/15/29(1)	445	465
Trinseo Materials Operating SCA 144A 5.125%, 4/1/29(1)	207	214
US Concrete, Inc. 144A 5.125%, 3/1/29(1)	3,855	3,971
		11,858

Real Estate—2.8%
Brookfield Property REIT, Inc. 144A 5.750%, 5/15/26(1)	3,777	3,888
Howard Hughes Corp. (The) 144A 4.125%, 2/1/29(1)	2,173	2,125
SBA Communications Corp. 3.875%, 2/15/27	3,911	3,998
	Par Value	Value

Real Estate—continued
VICI Properties LP 144A 4.250%, 12/1/26(1)	$1,160	$1,187
		11,198

Utilities—1.1%
Clearway Energy Operating LLC 144A 3.750%, 2/15/31(1)	271	260
DCP Midstream Operating LP 5.375%, 7/15/25	3,860	4,183
		4,443

Total Corporate Bonds and Notes (Identified Cost $362,079)		371,963

Leveraged Loans—5.2%
Aerospace—1.5%
American Airlines, Inc. (3 month LIBOR + 4.750%) 0.000%, 4/20/28(6)	1,100	1,126
Delta Air Lines, Inc. (3 month LIBOR + 3.750%) 4.750%, 10/20/27	1,000	1,049
Mileage Plus Holdings, LLC (3 month LIBOR + 5.250%) 6.250%, 6/21/27	3,789	4,022
		6,197

Consumer Non-Durables—0.1%
Coty, Inc. Tranche A (1 month LIBOR + 1.500%) 1.604%, 4/5/23	446	428
Energy—0.4%
BCP Raptor II LLC (1 month LIBOR + 4.750%) 4.859%, 11/3/25	820	780
BCP Raptor LLC (1 month LIBOR + 4.250%) 5.250%, 6/24/24	819	787
		1,567

Financial—0.0%
Ditech Holding Corp. Tranche B (3 month PRIME + 5.000%) 8.250%, 6/30/22(7)	292	51
Gaming / Leisure—0.5%
Golden Nugget, Inc. First Lien (2 month LIBOR + 2.500%) 3.250%, 10/4/23	1,994	1,961
Healthcare—1.7%
AHP Health Partners, Inc. Tranche B-1 (1 month LIBOR + 3.750%) 0.000%, 6/30/25(6)	1,900	1,901
Cano Health LLC
(3 month LIBOR + 4.750%) 5.500%, 11/19/27	1,462	1,461
(3 month LIBOR + 4.750%) 4.750%, 11/19/27(8)	534	534
Kindred Healthcare LLC Tranche B (1 month LIBOR + 4.500%) 4.625%, 7/2/25	1,895	1,895

See Notes to Schedule of Investments

Virtus Seix High Yield Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2021
($ reported in thousands)
	Par Value	Value

Healthcare—continued
Parexel International Corp. (3 month LIBOR + 2.750%) 0.000%, 9/27/24(6)	$973	$961
		6,752

Information Technology—0.2%
SolarWinds Holdings, Inc. 2018 (1 month LIBOR + 2.750%) 2.859%, 2/5/24	990	970
Media / Telecom - Telecommunications—0.5%
Cincinnati Bell, Inc. Tranche B (1 month LIBOR + 3.250%) 4.250%, 10/2/24	1,890	1,887
Service—0.3%
Signal Parent, Inc. Tranche B (3 month LIBOR + 3.500%) 0.000%, 3/25/28(6)	1,000	992
Total Leveraged Loans (Identified Cost $21,043)		20,805

	Shares
Common Stock—0.0%
Energy—0.0%
Templar Energy LLC Class A(3)(9)	134,055	1
Total Common Stock (Identified Cost $4,781)		1

Total Long-Term Investments—97.5% (Identified Cost $387,903)		392,769

Short-Term Investment—1.2%
Money Market Mutual Fund—1.2%
Dreyfus Government Cash Management Fund - Institutional Shares (seven-day effective yield 0.030%)(10)	4,996,970	4,997
Total Short-Term Investment (Identified Cost $4,997)		4,997

Securities Lending Collateral—1.6%
Dreyfus Government Cash Management Fund - Institutional Shares (seven-day effective yield 0.030%)(10)(11)	6,352,852	6,353
Total Securities Lending Collateral (Identified Cost $6,353)		6,353

TOTAL INVESTMENTS—100.3% (Identified Cost $399,253)		$404,119
Other assets and liabilities, net—(0.3)%		(1,071)
NET ASSETS—100.0%		$403,048
Abbreviations:
LIBOR	London Interbank Offered Rate
LLC	Limited Liability Company
LP	Limited Partnership
REIT	Real Estate Investment Trust

Footnote Legend:
(1)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2021, these securities amounted to a value of $263,673 or 65.4% of net assets.
(2)	All or a portion of security is on loan.
(3)	The value of this security was determined using significant unobservable inputs and is reported as a Level 3 security in the Fair Value Hierarchy table located after the Schedule of Investments.
(4)	Variable rate security. Rate disclosed is as of March 31, 2021. For leveraged loans, the rate shown may represent a weighted average interest rate. Information in parenthesis represents benchmark and reference rate for each security. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions, or, for mortgage-backed securities, are impacted by the individual mortgages which are paying off over time. These securities do not indicate a reference rate and spread in their descriptions.
(5)	No contractual maturity date.
(6)	This loan will settle after March 31, 2021, at which time the interest rate, based on the LIBOR and the agreed upon spread on trade date, will be reflected.
(7)	Security in default; no interest payments are being received during the bankruptcy proceedings.
(8)	Represents unfunded portion of security and commitment fee earned on this portion.
(9)	Non-income producing.
(10)	Shares of this fund are publicly offered, and its prospectus and annual report are publicly available.
(11)	Represents security purchased with cash collateral received for securities on loan.

Country Weightings†
United States	88%
Netherlands	3
Ireland	2
Luxembourg	1
Cayman Islands	1
Panama	1
France	1
Other	3
Total	100%
† % of total investments as of March 31, 2021.

See Notes to Schedule of Investments

Virtus Seix High Yield Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2021
($ reported in thousands)
The following table summarizes the market value of the Fund’s investments as of March 31, 2021, based on the inputs used to value them (See Security Valuation Note 1 in the Notes to Schedule of Investments):
	Total Value at March 31, 2021	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets:
Debt Securities:
Corporate Bonds and Notes	$371,963	$—	$371,946	$17
Leveraged Loans	20,805	—	20,805	—
Equity Securities:
Common Stock	1	—	—	1
Securities Lending Collateral	6,353	6,353	—	—
Money Market Mutual Fund	4,997	4,997	—	—
Total Investments	$404,119	$11,350	$392,751	$18
There were no transfers into or out of Level 3 related to securities held at March 31, 2021.
Some of the Fund’s investments that were categorized as Level 3 were valued utilizing third party pricing information without adjustment. Such valuations are based on unobservable inputs. A significant change in third party information could result in a significantly lower or higher value of Level 3 investments.
Management has determined that the amount of Level 3 securities compared to total net assets is not material; therefore, the rollforward of Level 3 securities and assumptions are not shown for the period ended March 31, 2021.
See Notes to Schedule of Investments

VIRTUS SEIX HIGH YIELD FUND
NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)
March 31, 2021
Note 1. Security Valuation
The Fund utilizes a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels. The Fund’s policy is to recognize transfers into or out of Level 3 at the end of the reporting period.
•	Level 1 – quoted prices in active markets for identical securities (security types generally include listed equities).
•	Level 2 – prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
•	Level 3 – prices determined using significant unobservable inputs (including the Valuation Committee’s own assumptions in determining the fair value of investments).
A description of the valuation techniques applied to the Fund’s major categories of assets and liabilities measured at fair value on a recurring basis is as follows:
Equity securities are valued at the official closing price (typically last sale) on the exchange on which the securities are primarily traded or, if no closing price is available, at the last bid price and are categorized as Level 1 in the hierarchy. Restricted equity securities and private placements that are illiquid, or are internally fair valued by the Valuation Committee, are generally categorized as Level 3 in the hierarchy.
Certain non-U.S. securities may be fair valued in cases where closing prices are not readily available or are deemed not reflective of readily available market prices. For example, significant events (such as movement in the U.S. securities market, or other regional and local developments) may occur between the time that non-U.S. markets close (where the security is principally traded) and the time that the Fund calculates its net asset value (“NAV”) at the close of regular trading on the New York Stock Exchange (“NYSE”) (generally 4 p.m. Eastern time) that may impact the value of securities traded in these non-U.S. markets. In such cases, the Fund fair values non-U.S. securities using an independent pricing service which considers the correlation of the trading patterns of the non-U.S. security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, exchange-traded funds (“ETFs”), and certain indexes, as well as prices for similar securities. Such fair valuations are categorized as Level 2 in the hierarchy. Because the frequency of significant events is not predictable, fair valuation of certain non-U.S. common stocks may occur on a frequent basis.
Debt securities, including restricted securities, are valued based on evaluated quotations received from independent pricing services or from dealers who make markets in such securities. For most bond types, the pricing service utilizes matrix pricing that considers one or more of the following factors: yield or price of bonds of comparable quality, coupon, maturity, current cash flows, type, and current day trade information, as well as dealer supplied prices. These valuations are generally categorized as Level 2 in the hierarchy. Structured debt instruments, such as mortgage-backed and asset-backed securities may also incorporate collateral analysis and utilize cash flow models for valuation and are generally categorized as Level 2 in the hierarchy. Pricing services do not provide pricing for all securities and therefore indicative bids from dealers are utilized which are based on pricing models used by market makers in the security and are generally categorized as Level 2 in the hierarchy. Debt securities that are internally fair valued by the Valuation Committee are generally categorized as Level 3 in the hierarchy.
Listed derivatives, such as options and futures, that are actively traded are valued at the last posted settlement price from the exchange where they are principally traded and are categorized as Level 1 in the hierarchy. Over-the-counter (“OTC”) derivative contracts, which include forward currency contracts, swaps, swaptions, options and equity linked instruments, are valued based on model prices provided by independent pricing services or from dealer quotes. Depending on the derivative type and the specific terms of the transaction, these models vary and include observable inputs in actively quoted markets including but not limited to: underlying reference entity details, indices, spreads, interest rates, yield curves, dividend and exchange rates. These instruments are generally categorized as Level 2 in the hierarchy. Centrally cleared swaps listed or traded on a bilateral or trade facility platform, such as a registered exchange, are valued at the last posted settlement price determined by the respective exchange. These securities are generally categorized as Level 2 within the hierarchy.
Investments in open-end mutual funds are valued at NAV. Investments in closed-end funds and ETFs are valued as of the close of regular trading on the NYSE each business day. Each is categorized as Level 1 in the hierarchy.
A summary of the inputs used to value the Fund’s net assets by each major security type is disclosed at the end of the Schedule of Investments for the Fund. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
For additional information about significant accounting policies, refer to the Fund’s most recent semi or annual report.